Litigation, regulatory and similar matters (Narrative) (Detail 2) - 3 months ended Jun. 30, 2021 € in Millions, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of French Court	€ 3,700
Civil Damage Award announcement of French Court	800
Claimed maximum penalty by the prosecutor	2,200
Civil damage award claimed by the French Court	1,000
Minimum requested penalty by the prosecutor	2,000
Provision recorded to cover pending legal case	450		$ 534
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid	1,100
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid	40
Reduced bail ("caution") ordered to be paid	10
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed	2,100
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | $		$ 2,000
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount in dispute | $		125
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $		3,400
Claimed damages that have been resolved | $		2,900
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | $		800
Amount of bonds issued and underwritten by the System | $		3,000
Puerto Rico | claims filed by two US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | $		955
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission	€ 172
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | $		$ 141